FINANCIAL LIABILITIES - PAYMENTS SCHEDULE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	$ 522,500	$ 399,576
Brazilian bonds-Debentures	28,170	210,862
Finance leases	12,625	3,636
Bank borrowings, undiscounted cash flows	60,588	79,485
CVIs		0
Trade and other payables	216,626	207,101
Total financial liabilities	840,509	900,660
Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	24,500	22,128
Brazilian bonds-Debentures	5,943	42,188
Finance leases	5,128	2,010
Bank borrowings, undiscounted cash flows	30,994	27,537
CVIs		0
Trade and other payables	208,532	206,483
Total financial liabilities	275,097	300,346
Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	24,500	22,128
Brazilian bonds-Debentures	5,566	78,593
Finance leases	4,261	1,079
Bank borrowings, undiscounted cash flows	24,225	25,785
CVIs		0
Trade and other payables	8,094	618
Total financial liabilities	66,646	128,203
Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	24,500	22,128
Brazilian bonds-Debentures	5,276	90,081
Finance leases	1,907	491
Bank borrowings, undiscounted cash flows	4,373	24,215
CVIs		0
Trade and other payables	0	0
Total financial liabilities	36,056	136,915
Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	24,500	333,192
Brazilian bonds-Debentures	4,901	0
Finance leases	887	56
Bank borrowings, undiscounted cash flows	558	1,948
CVIs		0
Trade and other payables	0	0
Total financial liabilities	30,846	335,196
Year 5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	424,500	0
Brazilian bonds-Debentures	4,458	0
Finance leases	442	0
Bank borrowings, undiscounted cash flows	438	0
CVIs		0
Trade and other payables	0	0
Total financial liabilities	429,838	0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	0
Brazilian bonds-Debentures	2,026	0
Finance leases	0	0
Bank borrowings, undiscounted cash flows	0	0
CVIs		0
Trade and other payables	0	0
Total financial liabilities	$ 2,026	$ 0